MERRILL LYNCH
GLOBAL GROWTH
FUND, INC.




FUND LOGO




Quarterly Report

May 31, 1998




Officers and Directors
Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Terry K. Glenn, Executive Vice President
Lawrence R. Fuller, Senior Vice President
   and Portfolio Manager
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863






This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Global Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH GLOBAL GROWTH FUND, INC.



Worldwide
Investments as of
May 31, 1998

                                         Percent of
Ten Largest Industries                   Net Assets

Banking & Financial                         18.3%
Insurance                                   11.0
Pharmaceuticals                              7.3
Telecommunications                           6.6
Communications Equipment                     5.9
Retail Stores                                5.4
Software--Computer                           5.0
Electrical Equipment                         2.8
Electronics                                  2.7
Information Processing                       2.6


                                      Country of       Percent of
Ten Largest Equity Holdings           Origin           Net Assets

SAP AG (Systeme, Anwendungen,
  Produkte in der Datenverar-
  beitung)(Preferred)                 Germany              3.3%
Pfizer, Inc.                          United States        2.3
Cisco Systems, Inc.                   United States        2.0
AEGON N.V.                            Netherlands          1.8
General Electric Company              United States        1.7
Deutsche Bank AG                      Germany              1.7
Cap Gemini S.A.                       France               1.6
Dresdner Bank AG                      Germany              1.6
Novartis AG (Registered Shares)       Switzerland          1.6
National Westminster Bank PLC
  (Ordinary)                          United Kingdom       1.5



Merrill Lynch Global Growth Fund, Inc., May 31, 1998


DEAR SHAREHOLDER


For the quarter ended May 31, 1998, Merrill Lynch Global Growth
Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +7.75%, +7.51%, +7.51% and +7.67%, respectively.
(Investment results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

The Fund's performance reflects a continuation of our overweighting of banking and finance, insurance and financial service companies in Western Europe and our limiting the Fund's weighting in Asian stock markets, including Japan. In addition, we reduced the portfolio's weighting in telecommunications equipment companies, particularly those with a focus on wireless communications infrastructure. The operating results of these companies were not influenced by the declines in consumer spending and business activity in the developing Asian economies during the fourth quarter of 1997. However, we were concerned that these companies could still experience a downturn since real business conditions in several major Asian countries have continued to deteriorate thus far in 1998, along with the social and political environments.

During the May quarter, seven of the Fund's largest equity holdings had significant total returns. Also, more than 45% of the companies in the Fund's portfolio provided generous total returns. Industry sectors that were significant contributors to the Fund's positive returns, in declining order of importance, were banking and financial, insurance, pharmaceuticals, retail stores, communications equipment, computer software, telecommunications, electrical equipment, computers and information processing. (See page 1 of this report to shareholders for complete listings of the Fund's Ten Largest Industries and Ten Largest Equity Holdings.)


The Environment
The world's developing stock markets appear to have entered a period of turbulence similar to the volatility experienced at the inception of Merrill Lynch Global Growth Fund, Inc. in early November 1997. During the May quarter, we remained focused on equity investments in large-capitalization growth companies in developed equity markets. Almost one-third of the Fund's portfolio was invested in US-based companies at May quarter-end. The United Kingdom was the next largest country weighting at 17.8% of net assets, followed by Germany and France at 14.3% and 7.0% of net assets, respectively. The exposure of the portfolio to equity investments in Japan, which comprised less than 7% of the Fund's net assets, was focused primarily on Japan's largest global exporters such as Honda Motor Co., Ltd., Toyota Motor Corporation, Sony Corporation and Fuji Photo Film Co., Ltd. The decline in the value of the Japanese yen has created a significant comparative pricing advantage for the products of these companies in the United States and Western Europe. This has already shown up in market share gains by these companies. We expect this situation to continue for some time.

We believe that real rates of growth in consumer spending and business activity on a worldwide basis are slowing. With respect to consumer spending, the best growth markets appear to be the United States, followed by France and Germany. The latest business reports from the United Kingdom show a slowing in the rate of growth of consumer spending. In the developing countries of Asia, consumer spending seems to be continuing to contract in absolute terms. Consequently, we believe that there is a relatively low probability that the central banks of the United States, the United Kingdom and Germany are going to tighten monetary policy over the foreseeable future. We anticipate that the rate of real growth in the United States will moderate from the rapid pace of the first quarter of 1998. In addition, we expect real consumer spending in the United States on household goods and furniture, computers and entertainment goods, entertainment services and healthcare to continue to grow at relatively rapid rates during the remainder of 1998.

In our view, the corporations in the United States and Europe that are most likely to exhibit declines in earnings related to the recessions in Asia are the same companies that we would expect to experience market share erosion as a result of competition from manufactured goods from the large global corporations in Japan and the other Pacific Rim countries. Therefore, we expect price inflation to remain moderate in the United States, the United Kingdom and Europe, and that interest rates will remain stable or decline over the remainder of 1998.


Investment Strategy
We are focused primarily on medium-to-large capitalization companies in the developed equity markets around the world, where we believe there are opportunities for above-average rates of growth in earnings and improving rates of return. More than 65% of the Fund's net assets continued to be invested in the equities of foreign-based companies. Although the real rate of growth in consumer spending accelerated in the United States in the first calendar quarter of 1998 and boosted the growth of real gross domestic product, we anticipate that the overall real rate of global economic growth will be subdued in 1998 as a result of the widespread recessions among the Asian economies. Consequently, the Fund's two largest industry sectors continued to be the banking and financial sector and the insurance sector, with the majority of the investments in the United Kingdom, major Western European countries, Canada and the United States. Approximately 30% of the Fund's net assets are represented by these two industries.

We reduced the Fund's overall weighting in the communications equipment industry by about one-third after the stock prices of most of the companies had reached new highs during the May quarter. We were concerned about a delayed reaction to the recessions in Asia by private and public telecommunications carriers, which might cause these carriers to stretch out or cancel contracts to build new digital cellular and wireline infrastructure. The telecommunications service companies in the United States, Europe and Latin America have continued to make major capital investments in new digital cellular and wireline switch infrastructure. These programs relate to new competitors and the deregulation of national telecommunications markets. In addition, corporations are migrating operational systems toward networked business applications that operate over private or public internets and digital broadband switched networks.

We added several companies to the Fund during the May quarter, many of them based on their attractive valuations. Additions to the portfolio included E.I. duPont de Nemours & Company, The Seagram Company Ltd., WorldCom, Inc., Chancellor Media Corp., Franklin Resources, Inc., Gannett Co., Inc., Groupe Danone S.A., Federated Department Stores, Inc. and AT&T Corp. We added duPont because of the relatively modest stock valuation and the potential for a substantial improvement in returns and earnings growth over the next five years as the company's current management becomes more aggressive in corporate restructuring. Since duPont's management made clear its intentions to liquidate the company's investment in its energy subsidiary, Conoco, and to exercise its purchase option for 50% of duPont-Merck Pharmaceuticals, we believe that management can accomplish a major corporate shift in product mix toward life sciences.

We added The Seagram Company Ltd. because of its attractive valuation and the potential for enhanced rates of growth in earnings from the acquisition and integration of PolyGram N.V. into Seagram's Universal Music subsidiary. We purchased shares of WorldCom, Inc. because of the company's focus on the most rapidly growing and most profitable commercial telecommunications businesses on a global basis. Chancellor Media Corp. was added in light of the potential for rapid growth and substantial improvements in returns as management develops one of the two largest radio and television broadcast groups by means of acquisitions and mergers under the new Federal deregulation.In response to expectations of continued rapid growth and improving returns for the second-largest publicly traded


Merrill Lynch Global Growth Fund, Inc., May 31, 1998


investment manager in the United States, we purchased shares of Franklin Resources, Inc. We added Gannett Co., Inc. largely in response to our expectations of improving rates of return from restructuring and a favorable environment in the United States for growth of advertising revenue. Groupe Danone S.A. is one of the leading food and beverage companies in France, and appeared to be reasonably valued relative to prospects for continued improvements in the rate of growth of earnings and operational returns under an active restructuring program by management. We added Federated Department Stores, Inc. because of the prospects for improved rates of growth in earnings in a favorable US market environment for consumer spending. Finally, AT&T Corp. was added in part because of the prospects for a significant improvement in returns from major restructuring by the new chief executive officer.


In Conclusion
We thank you for your investment in Merrill Lynch Global Growth Fund, Inc. The Fund has continued to grow significantly from net shareholders subscriptions. However, we remain fully invested with a relatively modest cash reserve position. We continue to have a positive outlook for potential equity investments in the major developed equity markets around the world, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Lawrence R. Fuller)
Lawrence R. Fuller
Senior Vice President and
Portfolio Manager



June 24, 1998


PERFORMANCE DATA



About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent
Performance
Results*
                                                      3 Month          Since Inception
                                                    Total Return         Total Return
ML Global Growth Fund, Inc. Class A Shares             +7.75%               +20.90%
ML Global Growth Fund, Inc. Class B Shares             +7.51                +20.20
ML Global Growth Fund, Inc. Class C Shares             +7.51                +20.20
ML Global Growth Fund, Inc. Class D Shares             +7.67                +20.70

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is October 31, 1997.




Aggregate
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Inception (10/31/97) through 3/31/98      +16.80%        +10.67%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Inception (10/31/97) through 3/31/98      +16.30%        +12.30%

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Inception (10/31/97) through 3/31/98      +16.30%        +15.30%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Inception (10/31/97) through 3/31/98      +16.60%        +10.48%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Merrill Lynch Global Growth Fund, Inc., May 31, 1998

SCHEDULE OF INVESTMENTS                                                                                    (in US dollars)
NORTH                                    Shares                                                                  Percent of
AMERICA      Industries                   Held          Investments                     Cost          Value      Net Assets
Canada       Banking & Financial        380,000     Bank of Montreal             $   17,744,280   $   21,385,451       1.2%
                                        575,000     Canadian Imperial Bank of
                                                    Commerce                         18,142,347       19,550,158       1.1
                                        500,000     National Bank of Canada           7,419,127       10,210,396       0.6
                                        300,000     Royal Bank of Canada             16,480,599       18,358,086       1.0
                                                                                 --------------   --------------     ------
                                                                                     59,786,353       69,504,091       3.9

             Beverages                   50,000     Seagram Company Ltd. (The)        2,126,452        2,196,875       0.1

             Communications             350,000     Newbridge Networks
             Equipment                              Corporation                      16,697,365        9,914,741       0.5
                                         70,000     Northern Telecom Ltd.             3,349,980        4,490,512       0.2
                                                                                 --------------   --------------     ------
                                                                                     20,047,345       14,405,253       0.7

                                                    Total Investments in Canada      81,960,150       86,106,219       4.7

United       Advertising                 85,000     Interpublic Group of
States                                              Companies, Inc.                   4,101,446        5,041,563       0.3

             Banking & Financial        154,000     Banc One Corporation              7,522,284        8,489,250       0.5
                                         50,000     BankAmerica Corporation           3,492,072        4,134,375       0.2
                                         30,000     Citicorp                          3,903,043        4,473,750       0.2
                                        145,000     Mellon Bank Corporation           8,033,775        9,778,438       0.5
                                        180,000     State Street Corporation         10,395,954       12,408,750       0.7
                                                                                 --------------   --------------     ------
                                                                                     33,347,128       39,284,563       2.1

             Beverages                   40,000     Coca-Cola Company (The)           2,321,880        3,135,000       0.2

             Broadcasting               120,000     Chancellor Media Corp.            5,586,538        5,010,000       0.3

             Broadcasting--Radio &       45,000     Clear Channel Communications,
             Television                             Inc.                              3,785,427        4,314,375       0.2

             Chemicals                  110,000     duPont (E.I.) de Nemours &
                                                    Company                           8,806,972        8,470,000       0.5

             Communications             470,000     Cisco Systems, Inc.              31,682,031       35,485,000       2.0
             Equipment                  440,000     FORE Systems, Inc.                7,553,744        9,597,500       0.5
                                         80,000     Lucent Technologies, Inc.         3,424,060        5,675,000       0.3
                                                                                 --------------   --------------     ------
                                                                                     42,659,835       50,757,500       2.8

             Computers                  700,000     Compaq Computer Corporation      23,821,910       19,118,750       1.0
                                         80,000     Dell Computer Corporation         5,259,880        6,590,000       0.4
                                         45,000     Hewlett-Packard Company           2,922,777        2,795,625       0.2
                                                                                 --------------   --------------     ------
                                                                                     32,004,567       28,504,375       1.6

             Cosmetics                  110,000     Gillette Company (The)           10,104,061       12,883,750       0.7
                                         20,000     International Flavors &
                                                    Fragrances, Inc.                    968,044          960,000       0.1
                                                                                 --------------   --------------     ------
                                                                                     11,072,105       13,843,750       0.8

             Electrical Equipment        35,000     Emerson Electric Co.              1,975,075        2,126,250       0.1
                                        375,000     General Electric Company         27,679,379       31,265,625       1.7
                                         10,000     Honeywell, Inc.                     710,689          839,375       0.0
                                                                                 --------------   --------------     ------
                                                                                     30,365,143       34,231,250       1.8

             Electronics                150,000     Intel Corporation                11,299,377       10,706,250       0.6
                                         35,000     Texas Instruments Inc.            2,003,866        1,798,125       0.1
                                                                                 --------------   --------------     ------
                                                                                     13,303,243       12,504,375       0.7

             Energy                     110,000     El Paso Natural Gas Co.           3,488,678        4,248,750       0.2
                                         50,000     Enron Corp.                       1,922,310        2,506,250       0.1
                                                                                 --------------   --------------     ------
                                                                                      5,410,988        6,755,000       0.3

             Entertainment               35,000     Viacom, Inc. (Class B)            1,088,787        1,925,000       0.1
                                        150,000     Walt Disney Company (The)        14,343,318       16,968,750       0.9
                                                                                 --------------   --------------     ------
                                                                                     15,432,105       18,893,750       1.0

             Financial Services          40,000     American Express Company          3,224,880        4,105,000       0.2
                                         70,000     Federal National Mortgage
                                                    Association                       3,823,246        4,191,250       0.2
                                        100,000     Franklin Resources, Inc.          5,500,811        4,887,500       0.3
                                        100,000     Morgan Stanley Dean Witter,
                                                    Discover & Co.                    6,021,422        7,806,250       0.4
                                         90,000     Travelers Group, Inc.             4,659,223        5,490,000       0.3
                                                                                 --------------   --------------     ------
                                                                                     23,229,582       26,480,000       1.4

             Food Merchandising          50,000     Albertson's, Inc.                 1,945,845        2,315,625       0.1
                                        105,000     Meyer (Fred) Inc.                 3,288,884        4,515,000       0.3
                                                                                 --------------   --------------     ------
                                                                                      5,234,729        6,830,625       0.4

             Foods                       40,000     ConAgra, Inc.                     1,360,116        1,170,000       0.1
                                         35,000     Wrigley (Wm.) Jr. Company
                                                    (Class B)                         2,610,412        3,368,750       0.2
                                                                                 --------------   --------------     ------
                                                                                      3,970,528        4,538,750       0.3

             Home Furnishings           175,000     Ethan Allen Interiors, Inc.       8,275,521        8,804,688       0.5

             Hotels                     125,000     Marriott International, Inc.      4,268,224        4,343,750       0.2

             Household Products          35,000     Colgate-Palmolive Company         2,288,342        3,045,000       0.2
                                         20,000     Kimberly-Clark Corporation        1,056,650          991,250       0.1
                                         60,000     Procter & Gamble Company          4,312,704        5,036,250       0.3
                                                                                 --------------   --------------     ------
                                                                                      7,657,696        9,072,500       0.6

             Information Processing     155,000     First Data Corporation            4,599,284        5,153,750       0.3

             Insurance                   10,000     Aetna Inc.                          737,856          781,875       0.0
                                        150,000     American International
                                                    Group, Inc.                      15,884,252       18,571,875       1.0
                                                                                 --------------   --------------     ------
                                                                                     16,622,108       19,353,750       1.0

             Medical Technology         150,000     Boston Scientific Corporation     7,648,860        9,562,500       0.5
                                         90,000     Guidant Corporation               5,835,558        5,799,375       0.3
                                         25,000     Johnson & Johnson                 1,503,390        1,726,563       0.1
                                                                                 --------------   --------------     ------
                                                                                     14,987,808       17,088,438       0.9

             Oil Services               190,000     Baker Hughes, Inc.                9,059,363        6,840,000       0.4
                                        175,000     Diamond Offshore
                                                    Drilling, Inc.                   10,338,912        8,367,188       0.5
                                         55,000     Schlumberger Ltd.                 5,140,124        4,293,438       0.2
                                                                                 --------------   --------------     ------
                                                                                     24,538,399       19,500,626       1.1

             Pharmaceuticals             25,000     Amgen, Inc.                       1,328,782        1,510,938       0.1
                                        130,000     Bristol-Myers Squibb Co.         12,226,773       13,975,000       0.8
                                        140,000     Merck & Co., Inc.                13,482,770       16,388,750       0.9
                                        400,000     Pfizer, Inc.                     37,659,850       41,925,000       2.3
                                                                                 --------------   --------------     ------
                                                                                     64,698,175       73,799,688       4.1

             Photography                 30,000     Eastman Kodak Company             1,880,844        2,141,250       0.1

             Pollution Control           20,000     Waste Management, Inc.              505,400          650,000       0.0

             Publishing                  32,000     Gannett Co., Inc.                 2,189,434        2,110,000       0.1




Merrill Lynch Global Growth Fund, Inc., May 31, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
NORTH AMERICA                            Shares                                                                  Percent of
(concluded)  Industries                   Held          Investments                     Cost          Value      Net Assets
United       Restaurants                 30,000     McDonald's Corporation        $   1,391,850   $    1,968,750       0.1%
States
(concluded)  Retail Stores              100,000     Federated Department
                                                    Stores, Inc.                      4,964,030        5,181,250       0.3
                                        420,000     Wal-Mart Stores, Inc.            15,286,530       23,178,750       1.3
                                                                                 --------------   --------------     ------
                                                                                     20,250,560       28,360,000       1.6

             Semiconductor               60,000     Applied Materials, Inc.           2,061,564        1,920,000       0.1

             Software--Computer         180,000     Microsoft Corporation            14,703,252       15,266,250       0.8
                                        210,000     Peoplesoft, Inc.                  9,005,140        9,148,125       0.5
                                                                                 --------------   --------------     ------
                                                                                     23,708,392       24,414,375       1.3

             Specialty Retailing        115,000     CVS Corporation                   7,713,724        8,071,562       0.4
                                        100,000     Gap, Inc. (The)                   4,014,457        5,400,000       0.3
                                        435,000     Staples, Inc.                     7,849,691       10,902,187       0.6
                                        165,000     Walgreen Co.                      4,931,107        5,805,937       0.3
                                                                                 --------------   --------------     ------
                                                                                     24,508,979       30,179,686       1.6

             Telecommunications         160,000     AT&T Corp.                       10,434,749        9,740,000       0.5
                                        230,000     Sprint Corporation               14,929,042       16,502,500       0.9
                                        225,000     WorldCom, Inc.                    9,947,570       10,237,500       0.6
                                                                                 --------------   --------------     ------
                                                                                     35,311,361       36,480,000       2.0

             Toys                       200,000     Mattel, Inc.                      7,823,472        7,575,000       0.4

             Travel & Lodging           120,000     Carnival Corporation
                                                    (Class A)                         7,035,852        8,130,000       0.5

                                                    Total Investments in the
                                                    United States                   512,947,139      569,641,127      31.2

                                                    Total Investments in
                                                    North America                   594,907,289      655,747,346      35.9

PACIFIC
BASIN

Japan        Automobiles                480,000     Honda Motor Co., Ltd.            17,468,820       16,365,212       0.9
                                        500,000     Toyota Motor Corporation         13,656,899       12,388,038       0.7
                                                                                 --------------   --------------     ------
                                                                                     31,125,719       28,753,250       1.6

             Computers                  700,000     Fujitsu Ltd.                      7,951,104        8,039,584       0.4
                                        700,000     NEC Corporation                   7,957,519        7,129,442       0.4
                                                                                 --------------   --------------     ------
                                                                                     15,908,623       15,169,026       0.8

             Leisure                    140,000     Sony Corporation                 12,422,680       11,831,841       0.6

             Office Equipment           200,000     Canon, Inc.                       4,706,266        4,767,408       0.3

             Photography                400,000     Fuji Photo Film Co., Ltd.        15,918,085       13,550,997       0.7

             Retail                     250,000     Ito-Yokado Co., Ltd.             13,794,985       12,460,272       0.7

             Telecommunications           3,000     Nippon Telegraph & Telephone
                                                    Corporation                      26,362,868       24,703,842       1.4

                                                    Total Investments in the
                                                    Pacific Basin                   120,239,226      111,236,636       6.1

WESTERN
EUROPE

Denmark      Telecommunications         150,000     Tele-Denmark A/S                 11,610,765       14,052,557       0.8

                                                    Total Investments in Denmark     11,610,765       14,052,557       0.8

Finland      Communications Equipment   250,000     Nokia Oyj (Class A)              10,338,330       16,246,654       0.9

                                                    Total Investments in Finland     10,338,330       16,246,654       0.9

France       Communications Equipment    90,000     Alcatel Alsthom Cie Generale
                                                    d'Electricite S.A.               13,456,967       19,277,108       1.1

             Cosmetics                   10,000     L'OREAL S.A.                      3,739,626        4,971,553       0.3

             Electronics                300,000     SGS-Thomson Microelectronics
                                                    N.V.                             23,513,450       24,206,827       1.3

             Foods                       40,000     Groupe Danone S.A.                8,680,689       10,783,133       0.6
                                         15,000     Promodes S.A.                     6,249,958        7,314,257       0.4
                                                                                 --------------   --------------     ------
                                                                                     14,930,647       18,097,390       1.0

             Information Processing     200,000     Cap Gemini S.A.                  17,173,476       29,886,212       1.6

             Insurance                  165,000     AXA-UAP S.A.                     11,694,023       18,802,711       1.0

             Retail Stores               20,000     Carrefour S.A.                   11,290,715       12,235,609       0.7

                                                    Total Investments in France      95,798,904      127,477,410       7.0

Germany      Apparel                    100,000     Adidas-Salomon AG                15,847,614       17,676,768       1.0

             Automobiles                160,000     Daimler-Benz AG                  15,926,944       16,143,659       0.9

             Banking & Financial        600,000     Commerzbank AG                   21,297,933       24,343,434       1.3
                                        350,000     Deutsche Bank AG                 23,047,332       30,168,350       1.7
                                        525,000     Dresdner Bank AG                 22,202,477       29,549,663       1.6
                                                                                 --------------   --------------     ------
                                                                                     66,547,742       84,061,447       4.6

             Chemicals                  150,000     BASF AG                           5,213,865        6,961,279       0.4
                                        150,000     Bayer AG                          5,341,904        7,180,135       0.4
                                        140,000     Hoechst AG                        5,771,079        6,992,144       0.4
                                                                                 --------------   --------------     ------
                                                                                     16,326,848       21,133,558       1.2

             Electronics                200,000     Siemens AG                       12,859,590       12,929,293       0.7

             Insurance                   65,000     Allianz AG                       17,121,210       20,572,391       1.1
                                          1,911     Allianz AG (New Shares)             230,014          599,466       0.0
                                                                                 --------------   --------------     ------
                                                                                     17,351,224       21,171,857       1.1

             Multi-Industry             175,000     VEBA AG                         11,173,578        11,509,540       0.6

             Retail Stores              250,000     Metro AG                         11,962,548       15,951,178       0.9

             Software--Computer         110,000     SAP AG (Systeme,
                                                    Anwendungen, Produkte in der
                                                    Datenverarbeitung) (Preferred)   34,118,327       61,111,111       3.3

                                                    Total Investments in Germany    202,114,415      261,688,411      14.3

Ireland      Banking & Financial      1,300,000     Allied Irish Banks PLC           13,137,895       17,041,833       0.9

                                                    Total Investments in Ireland     13,137,895       17,041,833       0.9

Italy        Insurance                  500,000     Assicurazioni Generali S.p.A.    12,137,300       16,087,699       0.9
                                      3,750,000     Istituto Nazionale delle
                                                    Assicurazioni S.p.A. (INA)        7,008,593       11,692,056       0.6

                                                    Total Investments in Italy       19,145,893       27,779,755       1.5



Merrill Lynch Global Growth Fund, Inc., May 31, 1998

SCHEDULE OF INVESTMENTS (concluded)                                                                        (in US dollars)
WESTERN EUROPE                           Shares                                                                  Percent of
(concluded)  Industries                   Held          Investments                     Cost          Value      Net Assets
Netherlands  Food Merchandising         600,000     Koninklijke Ahold N.V.       $   17,678,413   $   18,975,994       1.0%

             Household Products         200,000     Unilever N.V.                    11,380,224       15,917,920       0.9
                                        120,000     Unilever N.V. (NY
                                                    Registered Shares)                8,031,036        9,472,500       0.5
                                                                                 --------------   --------------     ------
                                                                                     19,411,260       25,390,420       1.4

             Insurance                  400,000     AEGON N.V.                       21,905,046       32,074,908       1.8
                                        235,000     ING Groep N.V.                   10,003,319       16,163,712       0.9
                                                                                 --------------   --------------     ------
                                                                                     31,908,365       48,238,620       2.7

             Leisure                     70,000     Philips Electronics N.V.          6,243,204        6,662,516       0.4
                                        150,000     Polygram N.V.                     7,985,515        8,128,300       0.4
                                                                                 --------------   --------------     ------
                                                                                     14,228,719       14,790,816       0.8

             Software--Computer         160,000     Baan Company N.V.                 5,857,654        7,419,066       0.4

                                                    Total Investments in the
                                                    Netherlands                      89,084,411      114,814,916       6.3

Spain        Banking & Financial        400,000     Banco Bilbao Vizcaya, S.A.       15,814,291       20,110,994       1.1
                                        275,000     Banco Santander, S.A.            10,248,414       13,862,645       0.8

                                                    Total Investments in Spain       26,062,705       33,973,639       1.9

Sweden       Communications Equipment   250,000     Telefonaktiebolaget LM
                                                    Ericsson (Class B)                5,251,373        7,141,031       0.4

                                                    Total Investments in Sweden       5,251,373        7,141,031       0.4

Switzerland  Foods                       10,000     Nestle S.A. (Registered
                                                    Shares)                          15,624,425       21,456,586       1.1

             Insurance                   20,000     Zuerich Versicherungs-
                                                    Gesellschaft (Registered
                                                    Shares)                           8,709,180       12,510,143       0.7

             Pharmaceuticals             17,000     Novartis AG (Registered
                                                    Shares)                          26,865,087       28,831,485       1.6

                                                    Total Investments in
                                                    Switzerland                      51,198,692       62,798,214       3.4

United       Banking & Financial        875,000     Barclays PLC                     22,582,208       23,326,371       1.3
Kingdom                                 500,000     HSBC Holdings PLC                14,210,888       13,052,000       0.7
                                      1,800,000     Lloyds TSB Group PLC             22,830,755       26,121,946       1.4
                                      1,500,000     National Westminster Bank
                                                    PLC (Ordinary)                   22,162,632       27,384,727       1.5
                                                                                 --------------   --------------     ------
                                                                                     81,786,483       89,885,044       4.9

             Broadcast--Media         1,000,000     British Sky Broadcasting
                                                    Group PLC                         6,087,391        7,031,765       0.4

             Chemicals                  365,000     Imperial Chemical
                                                    Industries PLC                    5,501,341        6,913,726       0.4

             Electrical Equipment       750,000     Siebe PLC                        14,965,916       18,782,644       1.0

             Household Products         750,000     Unilever PLC                      5,692,608        8,228,878       0.5

             Information Processing   1,040,000     Reuters Group PLC                13,444,894       11,919,739       0.7

             Insurance                1,000,000     Commercial Union PLC             14,287,623       18,158,595       1.0
                                      2,500,000     Guardian Royal Exchange PLC      14,020,735       15,825,550       0.9
                                      2,000,000     Royal & Sun Alliance
                                                    Insurance Group PLC              20,023,591       21,193,185       1.1
                                                                                 --------------   --------------     ------
                                                                                     48,331,949       55,177,330       3.0

             Pharmaceuticals            265,000     Glaxo Wellcome PLC                5,881,443        7,125,087       0.4
                                        575,000     SmithKline Beecham PLC            5,491,124        6,224,376       0.3
                                        400,000     Zeneca Group PLC                 15,610,472       16,243,214       0.9
                                                                                 --------------   --------------     ------
                                                                                     26,983,039       29,592,677       1.6

             Publishing                 750,000     Pearson PLC                      10,169,178       13,741,309       0.7

             Retail Stores              750,000     Boots Company PLC (The)          11,223,919       11,245,114       0.6
                                      2,000,000     J Sainsbury PLC                  17,039,998       15,809,235       0.9
                                      1,400,000     Tesco PLC                        11,323,155       12,288,458       0.7
                                                                                 --------------   --------------     ------
                                                                                     39,587,072       39,342,807       2.2

             Telecommunications         700,000     COLT Telecom Group PLC            9,536,664       22,726,795       1.2
                                      2,000,000     Vodafone Group PLC               11,380,920       21,959,990       1.2
                                                                                 --------------   --------------     ------
                                                                                     20,917,584       44,686,785       2.4

                                                    Total Investments in the
                                                    United Kingdom                  273,467,455      325,302,704      17.8

                                                    Total Investments in
                                                    Western Europe                  797,210,838    1,008,317,124      55.2

SHORT-TERM                              Face
SECURITIES                             Amount               Issue

             Commercial Paper*      $38,360,000     General Motors Acceptance
                                                    Corp., 5.69% due 6/01/1998       38,347,874       38,347,874       2.1

                                                    Total Investments in
                                                    Short-Term Securities            38,347,874       38,347,874       2.1

             Total Investments                                                   $1,550,705,227    1,813,648,980      99.3
                                                                                 ==============
             Other Assets Less Liabilities                                                            13,352,920       0.7
                                                                                                  --------------     ------
             Net Assets                                                                           $1,827,001,900     100.0%
                                                                                                  ==============     ======

             Net Asset Value:   Class A--Based on net assets of $57,263,018
                                         and 4,735,668 shares outstanding                         $        12.09
                                                                                                  ==============
                                Class B--Based on net assets of $1,290,838,059
                                         and 107,386,078 shares outstanding                       $        12.02
                                                                                                  ==============
                                Class C--Based on net assets of $258,308,585
                                         and 21,489,478 shares outstanding                        $        12.02
                                                                                                  ==============
                                Class D--Based on net assets of $220,592,238
                                         and 18,269,924 shares outstanding                        $        12.07
                                                                                                  ==============

            *Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.


PORTFOLIO CHANGES


Additions

For the Quarter Ended May 31, 1998

 AT&T Corp.
 Allianz AG (New Shares)
 Chancellor Media Corp.
 duPont (E.I.) de Nemours & Company
 Federated Department Stores, Inc.
 Franklin Resources, Inc.
 Gannett Co., Inc.
 Groupe Danone S.A.
 Seagram Company Ltd. (The)
*Sodexho Marriott Services, Inc.
 WorldCom, Inc.


Deletions

*Sodexho Marriott Services, Inc.

[FN]
*Added and deleted in the same quarter.